Segment Reporting (Reportable Segments Consolidated Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Assets	$ 7,752,614	$ 7,560,101
Operating Segments [Member]
Total Assets	7,335,939	7,060,380
Operating Segments [Member] | Warehouse [Member]
Total Assets	4,414,740	3,836,721
Operating Segments [Member] | Office Building [Member]
Total Assets	1,524,501	1,683,314
Operating Segments [Member] | Medical Office [Member]
Total Assets	1,170,420	1,202,929
Operating Segments [Member] | All Other Segments [Member]
Total Assets	81,056	175,197
Operating Segments [Member] | Service Operations [Member]
Total Assets	145,222	162,219
Corporate, Non-Segment [Member]
Total Assets	$ 416,675	$ 499,721